The RBB Fund, Inc.
615 East Michigan Street
Milwaukee, Wisconsin 53202

February 24, 2023

Via Edgar Transmission

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	The RBB Fund, Inc. (the “Company”) File Nos.: 033-20827 and 811-05518

Ladies and Gentlemen:

The Company files herewith a preliminary proxy statement on behalf of the US Treasury 10 Year Note ETF, US Treasury 2 Year Note ETF, US Treasury 12 Month Bill ETF, and US Treasury 3 Month Bill ETF (collectively the “Funds”) seeking shareholder approval of a new investment advisory agreement between the Company, on behalf of the Funds, and F/m Investments, LLC d/b/a North Slope Capital, LLC.

Pursuant to Rule 14a‑6 of Regulation 14A under the Securities Exchange Act of 1934, the Company is filing this preliminary proxy statement 10 calendar days before the date that the definitive proxy statement is filed and first sent to shareholders of the Funds.

If you have any questions or comments regarding this filing, please do not hesitate to contact Edward Paz of U.S. Bancorp Fund Services, LLC at (414) 708-8236.

Very truly yours,

/s/ James Shaw
James Shaw
Secretary

cc:          Steven Plump, The RBB Fund, Inc.
Jillian Bosmann, Faegre Drinker Biddle & Reath LLP